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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22445

Pinnacle Capital Management Funds Trust
(Exact name of registrant as specified in charter)

100 Limestone Plaza, Fayetteville, New York	13066
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(315) 234-9716

Date of fiscal year end:	October 31

Date of reporting period:	July 1, 2018 – June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Cortland Schroder
Cortland Schroder, President of the Trust

Date	August 1, 2019

*	Print the name and title of each signing officer under his or her signature.

EXHIBIT A

Fund Name:
Proxy Voting Record
July 1, 2018 - June 30, 2019

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
Celanese Corp	CE	150870103	4/18/2019	Election of Directors	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	For	For
				Ratification of the selection of KPMG LLP as independent registered public accounting firm for 2019	Issuer	Yes	For	For
				Approval of the amendment of our Certificate of Incorporation	Issuer	Yes	For	For
Lockheed Martin Corp	LMT	539830109	4/25/2019	Election of Directors	Issuer	Yes	For	For
				Ratification of Appointment of Ernst & Young LLP as Independent Auditors for 2019	Issuer	Yes	For	For
				Advisory Vote to Approve the Compensation of our Named Executive Officers (Say-on-Pay)	Issuer	Yes	For	For
				Stockholder Proposal to amend the Proxy Access Bylaw	Security Holder	Yes	Against	For
First American Financial Corp	FAF	31847RAE2	5/7/2019	Election of Directors	Issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				To ratify the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.	Issuer	Yes	For	For
Ryman Hospitality Properties Inc	RHP	78377T107	5/8/2019	Election of Directors	Issuer	Yes	For	For
				To approve, on an advisory basis, the Company's executive compensation	Issuer	Yes	For	For
				To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2019	Issuer	Yes	For	For
Coresite Realty Corp	COR	21870Q105	5/16/2019	Election of Directors	Issuer	Yes	For	For
				Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2019	Issuer	Yes	For	For
				The advisory vote to approve the compensation of our named executive officers	Issuer	Yes	For	For
Crown Castle International Corp	CCI	228227BE3	5/16/2019	Election of Directors	Issuer	Yes	For	For
				The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal year 2019	Issuer	Yes	For	For
				The non-binding, advisory vote to approve the compensation of the Company's named executive officers	Issuer	Yes	For	For
Republic Services Inc	RSG	760759100	5/16/2019	Election of Directors	Issuer	Yes	For	For
				Advisory vote to approve our named executive officer compensation	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2019	Issuer	Yes	For	For
				Shareholder proposal regarding electoral contributions and expenditures	Security Holder	Yes	Against	For
JP Morgan Chase & Co	JPM	46625H100	05/21/2019	Election of Directors	Issuer	Yes	For	For
				Advisory resolution to approve executive compensation	Issuer	Yes	For	For
				Ratification of independent registered public accounting firm	Issuer	Yes	For	For
				Gender pay equity report	Security Holder	Yes	Against	For
				Enhance shareholder proxy access	Security Holder	Yes	Against	For
				Cumulative voting	Security Holder	Yes	For	Against
Oneok Inc	OKE	682680103	5/22/2019	Election of Directors	Issuer	Yes	For	For
				Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc. for the year ending December 31, 2019	Issuer	Yes	For	For
				An advisory vote to approve ONEOK, Inc.'s executive compensation	Issuer	Yes	For	For
The Home Depot	HD	437076102	5/20/2019	Election of Directors	Issuer	Yes	For	For
				Ratification of the Appointment of KPMG LLP	Issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation ("Say-on-Pay")	Issuer	Yes	For	For
				Shareholder Proposal Regarding EEO-1 Disclosure	Security Holder	Yes	Against	For
				Shareholder Proposal to Reduce the Threshold to Call Special Shareholder Meetings to 10% of Outstanding Shares	Security Holder	Yes	Against	For
				Shareholder Proposal Regarding Report on Prison Labor in the Supply Chain	Security Holder	Yes	Against	For
The Interpublic Group of companies Inc	IPG	460690100	5/23/2019	Election of Directors	Issuer	Yes	For	For
				Ratification of the appointment of PricewaterhouseCoopers LLP as Interpublic's Independent registered public accounting firm for 2019.	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
				Approval of The Interpublic Group of Companies, Inc. 2019 Performance Incentive Plan	Issuer	Yes	For	For
				Stockholder proposal entitled "Independent Board Chairman."	Security Holder	Yes	Against	For
Nextera Energy Inc	NEE	65339F101	5/23/2019	Election of Directors	Issuer	Yes	For	For
				Ratification of appointment of Deloitte & Touche LLP as NextEra Energy's independent registered public accounting firm for 2019	Issuer	Yes	For	For
				Approval, by non-binding advisory vote, of NextEra Energy's compensation of its named executive officers as disclosed in the proxy statement	Issuer	Yes	For	For
				A proposal by the Comptroller of the State of New York, Thomas P. DiNapoli, entitled "Political Contributions Disclosure" to request semiannual reports disclosing political contribution policies and expenditures	Security Holder	Yes	Against	For
UnitedHealth Group Inc	UNH	91324P102	6/3/2019	Election of Directors	Issuer	Yes	For	For
				Advisory approval of the Company's executive compensation	Issuer	Yes	For	For
				Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2019	Issuer	Yes	For	For
				The shareholder proposal set forth in the proxy statement requesting an amendment to the proxy access bylaw, if properly presented at the 2019 Annual Meeting of Shareholders	Security Holder	Yes	Against	For
Fidelity National Financial	FNF	31620R303	6/12/2019	Election of Directors	Issuer	Yes	For	For
				Approval of a non-binding advisory resolution on the compensation paid to our named executive officers	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the 2019 fiscal year	Issuer	Yes	For	For
Mastercard Inc	MA	57636Q104	6/24/2019	Election of Directors	Issuer	Yes	For	For
				Advisory approval of Mastercard's executive compensation	Issuer	Yes	For	For
				Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Mastercard for 2019	Issuer	Yes	For	For
				Consideration of a stockholder proposal on gender pay gap	Security Holder	Yes	Against	For
				Consideration of a stockholder proposal on creation of a human rights committee	Security Holder	Yes	Against	For